Transition disclosures (Narrative) (Details) - GBP (£) £ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of impairment allowance and provisions [abstract]
Impairment and provision			£ 4,769
Barclays Bank Group [member]
Assets
Opening balance, IAS 39 carrying amount			1,129,343
Transfer out:
IFRS 9 Impairment change	£ 1,859
Total, IFRS 9 carrying amount	1,127,536
Liabilities
Opening balance, IAS 39 carrying amount			1,063,609
IFRS 9 impairment change	(341)
Total, IFRS 9 carrying amount	1,063,952
Equity
Opening balance, IAS 39 carrying amount			65,734
IFRS 9 impairment change	2,200
Total, IFRS 9 carrying amount	63,584
Total equity excluding non-controlling interests [member] | Barclays Bank Group [member]
Equity
Opening balance, IAS 39 carrying amount			65,733
IFRS 9 impairment change	2,200
Total, IFRS 9 carrying amount	63,583
Retained earnings [member] | Barclays Bank Group [member]
Equity
Opening balance, IAS 39 carrying amount			38,490
IFRS 9 impairment change	2,203
Total, IFRS 9 carrying amount	36,476
Other reserves [member] | Barclays Bank Group [member]
Equity
Opening balance, IAS 39 carrying amount			3,808
IFRS 9 impairment change	(3)
Total, IFRS 9 carrying amount	3,672
Repurchase agreements and other similar secured borrowing [member] | Barclays Bank Group [member]
Liabilities
Opening balance, IAS 39 carrying amount			40,338
IFRS 9 impairment change	0
Total, IFRS 9 carrying amount	15,053
Cash collateral and settlement balances [member] | Barclays Bank Group [member]
Liabilities
Opening balance, IAS 39 carrying amount			68,143
IFRS 9 impairment change	0
Total, IFRS 9 carrying amount	65,925
Financial liabilities designated at fair value [member] | Barclays Bank Group [member]
Liabilities
Opening balance, IAS 39 carrying amount			173,718
IFRS 9 impairment change	0
Total, IFRS 9 carrying amount	220,083
Cash collateral and settlement balances [member] | Barclays Bank Group [member]
Assets
Opening balance, IAS 39 carrying amount			77,172
Transfer out:
IFRS 9 Impairment change	5
Total, IFRS 9 carrying amount	74,769
Other assets [member] | Barclays Bank Group [member]
Assets
Opening balance, IAS 39 carrying amount			4,003
Transfer out:
IFRS 9 Impairment change	1
Total, IFRS 9 carrying amount	4,119
Disposal of assets [member]
Equity
Fair value of financial assets reclassified as measured at amortised cost, initial application of IFRS 9	653
Disposal of assets [member] | Barclays Bank Group [member]
Assets
Opening balance, IAS 39 carrying amount			1,193
Transfer out:
IFRS 9 Impairment change	0
Total, IFRS 9 carrying amount	1,193
Financial Investments [member] | Barclays Bank Group [member]
Assets
Opening balance, IAS 39 carrying amount			52,067
Transfer out:
IFRS 9 Impairment change	0
Total, IFRS 9 carrying amount	0
Available for sale investments [member]
Equity
Fair value of financial assets reclassified as measured at amortised cost, initial application of IFRS 9		£ 490
Fair value gain/(loss) that would have been recognised for the year ended 31 December 2018 in other comprehensive income if the financial assets had not been reclassified		(1)
Available for sale investments [member] | Barclays Bank Group [member]
Assets
Opening balance, IAS 39 carrying amount			53,854
Available for sale investments [member] | Disposal of assets [member]
Equity
Fair value of financial assets reclassified as measured at amortised cost, initial application of IFRS 9		162
Financial investments (held to maturity) [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Assets
Opening balance, IAS 39 carrying amount			5,109
Loans and advances [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Assets
Opening balance, IAS 39 carrying amount			324,590
Transfer out:
IFRS 9 Impairment change	2,502
Total, IFRS 9 carrying amount	317,744
Financial assets at fair value through the income statement [member]
Equity
Fair value of financial assets reclassified as measured at amortised cost, initial application of IFRS 9	85	86
Fair value gain/(loss) that would have been recognised for the year ended 31 December 2018 in other comprehensive income if the financial assets had not been reclassified		£ 1
Financial assets at fair value through the income statement [member] | Barclays Bank Group [member]
Assets
Opening balance, IAS 39 carrying amount	116,282		116,282
Transfer out:
IFRS 9 Impairment change	0
Total, IFRS 9 carrying amount	140,211
Financial assets designated at fair value [member]
Transfer out:
Total, IFRS 9 carrying amount	10,000
Financial assets designated at fair value [member] | Barclays Bank Group [member]
Assets
Opening balance, IAS 39 carrying amount			0
Transfer out:
IFRS 9 Impairment change	0
Total, IFRS 9 carrying amount	0
Financial assets mandatory at fair value [member]
Transfer out:
Total, IFRS 9 carrying amount	130,200
Trading portfolio assets [member] | Barclays Bank Group [member]
Assets
Opening balance, IAS 39 carrying amount			113,755
Transfer out:
IFRS 9 Impairment change	0
Total, IFRS 9 carrying amount	114,168
Financial assets at fair value through other comprehensive income [member] | Barclays Bank Group [member]
Assets
Opening balance, IAS 39 carrying amount			0
Transfer out:
IFRS 9 Impairment change	0
Total, IFRS 9 carrying amount	53,288
Published IAS 39 [member] | Barclays Bank Group [member]
Assets
Opening balance, IAS 39 carrying amount			1,129,343
Liabilities
Opening balance, IAS 39 carrying amount			1,063,609
Equity
Opening balance, IAS 39 carrying amount			65,734
Published IAS 39 [member] | Total equity excluding non-controlling interests [member] | Barclays Bank Group [member]
Equity
Opening balance, IAS 39 carrying amount			65,733
Published IAS 39 [member] | Retained earnings [member] | Barclays Bank Group [member]
Equity
Opening balance, IAS 39 carrying amount			38,490
Published IAS 39 [member] | Other reserves [member] | Barclays Bank Group [member]
Equity
Opening balance, IAS 39 carrying amount			3,808
Published IAS 39 [member] | Repurchase agreements and other similar secured borrowing [member] | Barclays Bank Group [member]
Liabilities
Opening balance, IAS 39 carrying amount			40,338
Published IAS 39 [member] | Cash collateral and settlement balances [member] | Barclays Bank Group [member]
Liabilities
Opening balance, IAS 39 carrying amount			0
Published IAS 39 [member] | Financial liabilities designated at fair value [member] | Barclays Bank Group [member]
Liabilities
Opening balance, IAS 39 carrying amount			173,718
Published IAS 39 [member] | Cash collateral and settlement balances [member] | Barclays Bank Group [member]
Assets
Opening balance, IAS 39 carrying amount			0
Published IAS 39 [member] | Other assets [member] | Barclays Bank Group [member]
Assets
Opening balance, IAS 39 carrying amount			0
Published IAS 39 [member] | Disposal of assets [member] | Barclays Bank Group [member]
Assets
Opening balance, IAS 39 carrying amount			1,193
Published IAS 39 [member] | Financial Investments [member] | Barclays Bank Group [member]
Assets
Opening balance, IAS 39 carrying amount			52,067
Published IAS 39 [member] | Financial assets at fair value through the income statement [member] | Barclays Bank Group [member]
Assets
Opening balance, IAS 39 carrying amount			0
Published IAS 39 [member] | Financial assets designated at fair value [member] | Barclays Bank Group [member]
Assets
Opening balance, IAS 39 carrying amount			116,282
Published IAS 39 [member] | Trading portfolio assets [member] | Barclays Bank Group [member]
Assets
Opening balance, IAS 39 carrying amount			113,755
Published IAS 39 [member] | Financial assets at fair value through other comprehensive income [member] | Barclays Bank Group [member]
Assets
Opening balance, IAS 39 carrying amount			0
Increase (decrease) due to changes in accounting policy [member] | Other reserves [member] | Barclays Bank Group [member]
Equity
Amount of reclassifications or changes in presentation, equity	139
Increase (decrease) due to changes in accounting policy [member] | Financial liabilities designated at fair value [member] | Repurchase agreements and other similar secured borrowing [member] | Barclays Bank Group [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	25,287
Increase (decrease) due to changes in accounting policy [member] | Financial liabilities designated at fair value [member] | Cash collateral and settlement balances [member] | Barclays Bank Group [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	2,218
Increase (decrease) due to changes in accounting policy [member] | Financial liabilities designated at fair value [member] | Financial liabilities at amortised cost [member] | Deposits at amortised cost [member] | Barclays Bank Group [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	18,860
Increase (decrease) due to changes in accounting policy [member] | Reverse repurchase agreements [member] | Barclays Bank Group [member]
Transfer in:
To financial assets mandatory at fair value	11,949
Increase (decrease) due to changes in accounting policy [member] | Cash collateral and settlement balances [member] | Barclays Bank Group [member]
Transfer in:
To financial assets mandatory at fair value	2,398
Increase (decrease) due to changes in accounting policy [member] | Other assets [member] | Barclays Bank Group [member]
Transfer out:
From financial assets mandatory at fair value	(28)
Increase (decrease) due to changes in accounting policy [member] | Available for sale investments [member] | Barclays Bank Group [member]
Transfer in:
To financial assets mandatory at fair value	838
Increase (decrease) due to changes in accounting policy [member] | Available for sale investments [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Transfer in:
To loans and advances at amortised cost	653
Increase (decrease) due to changes in accounting policy [member] | Financial investments (held to maturity) [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Transfer in:
To loans and advances at amortised cost	5,109
Increase (decrease) due to changes in accounting policy [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Transfer in:
To financial assets designated at fair value	15
To financial assets mandatory at fair value	9,252
Transfer out:
From financial assets designated at fair value	(485)
From available for sale (FV)	(653)
From Held to maturity (AC)	(5,109)
Increase (decrease) due to changes in accounting policy [member] | Financial assets at fair value through the income statement [member] | Barclays Bank Group [member]
Transfer out:
From available for sale (FV)	(838)
Increase (decrease) due to changes in accounting policy [member] | Financial assets designated at fair value [member] | Barclays Bank Group [member]
Transfer in:
To financial assets mandatory at fair value	105,844
Increase (decrease) due to changes in accounting policy [member] | Financial assets designated at fair value [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Transfer in:
To loans and advances at amortised cost	514
Transfer out:
From loans and advances at amortised cost	(15)
Increase (decrease) due to changes in accounting policy [member] | Financial assets mandatory at fair value [member] | Barclays Bank Group [member]
Transfer out:
From financial assets designated at fair value	(105,844)
Increase (decrease) due to changes in accounting policy [member] | Financial assets mandatory at fair value [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Transfer out:
From loans and advances at amortised cost	(9,266)
Increase (decrease) due to changes in accounting policy [member] | Trading portfolio assets [member] | Barclays Bank Group [member]
Transfer out:
From financial assets mandatory at fair value	(9)
From available for sale (FV)	(9)
Increase (decrease) due to changes in accounting policy [member] | Trading portfolio assets [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Transfer in:
To loans and advances at amortised cost	73
Transfer out:
From loans and advances at amortised cost	(478)
Increase (decrease) due to changes in accounting policy [member] | Financial assets at fair value through other comprehensive income [member] | Barclays Bank Group [member]
Transfer out:
From available for sale (FV)	(52,354)
Increase (decrease) due to changes in accounting policy [member] | Financial assets at fair value through other comprehensive income [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Transfer out:
From loans and advances at amortised cost	(934)
Balance sheet presentation changes [member] | Barclays Bank Group [member]
Assets
Opening balance, IAS 39 carrying amount			0
Liabilities
Opening balance, IAS 39 carrying amount			0
Equity
Opening balance, IAS 39 carrying amount			0
Balance sheet presentation changes [member] | Total equity excluding non-controlling interests [member] | Barclays Bank Group [member]
Equity
Opening balance, IAS 39 carrying amount			0
Balance sheet presentation changes [member] | Retained earnings [member] | Barclays Bank Group [member]
Equity
Opening balance, IAS 39 carrying amount			0
Balance sheet presentation changes [member] | Other reserves [member] | Barclays Bank Group [member]
Equity
Opening balance, IAS 39 carrying amount			0
Balance sheet presentation changes [member] | Repurchase agreements and other similar secured borrowing [member] | Barclays Bank Group [member]
Liabilities
Opening balance, IAS 39 carrying amount			0
Balance sheet presentation changes [member] | Cash collateral and settlement balances [member] | Barclays Bank Group [member]
Liabilities
Opening balance, IAS 39 carrying amount			68,143
Balance sheet presentation changes [member] | Financial liabilities designated at fair value [member] | Barclays Bank Group [member]
Liabilities
Opening balance, IAS 39 carrying amount			0
Balance sheet presentation changes [member] | Cash collateral and settlement balances [member] | Barclays Bank Group [member]
Assets
Opening balance, IAS 39 carrying amount			77,172
Balance sheet presentation changes [member] | Other assets [member] | Barclays Bank Group [member]
Assets
Opening balance, IAS 39 carrying amount			4,003
Balance sheet presentation changes [member] | Disposal of assets [member] | Barclays Bank Group [member]
Assets
Opening balance, IAS 39 carrying amount			0
Balance sheet presentation changes [member] | Financial Investments [member] | Barclays Bank Group [member]
Assets
Opening balance, IAS 39 carrying amount			0
Balance sheet presentation changes [member] | Financial assets at fair value through the income statement [member] | Barclays Bank Group [member]
Assets
Opening balance, IAS 39 carrying amount			116,282
Balance sheet presentation changes [member] | Financial assets designated at fair value [member] | Barclays Bank Group [member]
Assets
Opening balance, IAS 39 carrying amount			(116,282)
Balance sheet presentation changes [member] | Trading portfolio assets [member] | Barclays Bank Group [member]
Assets
Opening balance, IAS 39 carrying amount			0
Balance sheet presentation changes [member] | Financial assets at fair value through other comprehensive income [member] | Barclays Bank Group [member]
Assets
Opening balance, IAS 39 carrying amount			£ 0
IFRSs 9 [member]
Reconciliation of impairment allowance and provisions [abstract]
Increase (decrease) in impairment allowance	2,760
Transfer in:
To financial assets at fair value through the income statement	90
IFRSs 9 [member] | Barclays Bank Group [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets	0
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Equity
Amount of reclassifications or changes in presentation, equity	0
IFRSs 9 [member] | Total equity excluding non-controlling interests [member] | Barclays Bank Group [member]
Equity
Amount of reclassifications or changes in presentation, equity	0
IFRSs 9 [member] | Retained earnings [member] | Barclays Bank Group [member]
Equity
Amount of reclassifications or changes in presentation, equity	0
IFRSs 9 [member] | Other reserves [member] | Barclays Bank Group [member]
Equity
Amount of reclassifications or changes in presentation, equity	0
IFRSs 9 [member] | Repurchase agreements and other similar secured borrowing [member] | Barclays Bank Group [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 9 [member] | Cash collateral and settlement balances [member] | Barclays Bank Group [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 9 [member] | Financial liabilities designated at fair value [member] | Barclays Bank Group [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 9 [member] | Financial liabilities designated at fair value [member] | Repurchase agreements and other similar secured borrowing [member] | Barclays Bank Group [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 9 [member] | Financial liabilities designated at fair value [member] | Cash collateral and settlement balances [member] | Barclays Bank Group [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 9 [member] | Financial liabilities designated at fair value [member] | Financial liabilities at amortised cost [member] | Deposits at amortised cost [member] | Barclays Bank Group [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 9 [member] | Reverse repurchase agreements [member] | Barclays Bank Group [member]
Transfer in:
To financial assets mandatory at fair value	0
IFRSs 9 [member] | Cash collateral and settlement balances [member] | Barclays Bank Group [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets	0
Transfer in:
To financial assets mandatory at fair value	0
IFRSs 9 [member] | Other assets [member] | Barclays Bank Group [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets	0
Transfer out:
From financial assets mandatory at fair value	0
IFRSs 9 [member] | Disposal of assets [member] | Barclays Bank Group [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRSs 9 [member] | Financial Investments [member] | Barclays Bank Group [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets	(57,463)
IFRSs 9 [member] | Available for sale investments [member] | Barclays Bank Group [member]
Transfer in:
To financial assets mandatory at fair value	0
IFRSs 9 [member] | Available for sale investments [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Transfer in:
To loans and advances at amortised cost	0
IFRSs 9 [member] | Financial investments (held to maturity) [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Transfer in:
To loans and advances at amortised cost	5,109
IFRSs 9 [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets	5,109
Transfer in:
To financial assets designated at fair value	0
To financial assets mandatory at fair value	0
Transfer out:
From financial assets designated at fair value	0
From available for sale (FV)	0
From Held to maturity (AC)	(5,109)
IFRSs 9 [member] | Financial assets at fair value through the income statement [member] | Barclays Bank Group [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets	0
Transfer out:
From available for sale (FV)	0
IFRSs 9 [member] | Financial assets designated at fair value [member] | Barclays Bank Group [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets	0
Transfer in:
To financial assets mandatory at fair value	105,844
IFRSs 9 [member] | Financial assets designated at fair value [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Transfer in:
To loans and advances at amortised cost	0
Transfer out:
From loans and advances at amortised cost	0
IFRSs 9 [member] | Financial assets mandatory at fair value [member] | Barclays Bank Group [member]
Transfer out:
From financial assets designated at fair value	105,844
IFRSs 9 [member] | Financial assets mandatory at fair value [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Transfer out:
From loans and advances at amortised cost	0
IFRSs 9 [member] | Trading portfolio assets [member] | Barclays Bank Group [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets	0
Transfer out:
From financial assets mandatory at fair value	0
From available for sale (FV)	0
IFRSs 9 [member] | Trading portfolio assets [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Transfer in:
To loans and advances at amortised cost	0
Transfer out:
From loans and advances at amortised cost	0
IFRSs 9 [member] | Financial assets at fair value through other comprehensive income [member] | Barclays Bank Group [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets	52,354
Transfer out:
From available for sale (FV)	(52,354)
IFRSs 9 [member] | Financial assets at fair value through other comprehensive income [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Transfer out:
From loans and advances at amortised cost	0
IFRSs 15 impact [member] | Barclays Bank Group [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets	67
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Equity
Amount of reclassifications or changes in presentation, equity	67
IFRSs 15 impact [member] | Total equity excluding non-controlling interests [member] | Barclays Bank Group [member]
Equity
Amount of reclassifications or changes in presentation, equity	67
IFRSs 15 impact [member] | Retained earnings [member] | Barclays Bank Group [member]
Equity
Amount of reclassifications or changes in presentation, equity	67
IFRSs 15 impact [member] | Other reserves [member] | Barclays Bank Group [member]
Equity
Amount of reclassifications or changes in presentation, equity	0
IFRSs 15 impact [member] | Repurchase agreements and other similar secured borrowing [member] | Barclays Bank Group [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 15 impact [member] | Cash collateral and settlement balances [member] | Barclays Bank Group [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 15 impact [member] | Financial liabilities designated at fair value [member] | Barclays Bank Group [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 15 impact [member] | Financial liabilities designated at fair value [member] | Repurchase agreements and other similar secured borrowing [member] | Barclays Bank Group [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 15 impact [member] | Financial liabilities designated at fair value [member] | Cash collateral and settlement balances [member] | Barclays Bank Group [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 15 impact [member] | Financial liabilities designated at fair value [member] | Financial liabilities at amortised cost [member] | Deposits at amortised cost [member] | Barclays Bank Group [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
IFRSs 15 impact [member] | Reverse repurchase agreements [member] | Barclays Bank Group [member]
Transfer in:
To financial assets mandatory at fair value	0
IFRSs 15 impact [member] | Cash collateral and settlement balances [member] | Barclays Bank Group [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets	0
Transfer in:
To financial assets mandatory at fair value	0
IFRSs 15 impact [member] | Other assets [member] | Barclays Bank Group [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets	89
Transfer out:
From financial assets mandatory at fair value	0
IFRSs 15 impact [member] | Disposal of assets [member] | Barclays Bank Group [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRSs 15 impact [member] | Financial Investments [member] | Barclays Bank Group [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRSs 15 impact [member] | Available for sale investments [member] | Barclays Bank Group [member]
Transfer in:
To financial assets mandatory at fair value	0
IFRSs 15 impact [member] | Available for sale investments [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Transfer in:
To loans and advances at amortised cost	0
IFRSs 15 impact [member] | Financial investments (held to maturity) [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Transfer in:
To loans and advances at amortised cost	0
IFRSs 15 impact [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets	0
Transfer in:
To financial assets designated at fair value	0
To financial assets mandatory at fair value	0
Transfer out:
From financial assets designated at fair value	0
From available for sale (FV)	0
From Held to maturity (AC)	0
IFRSs 15 impact [member] | Financial assets at fair value through the income statement [member] | Barclays Bank Group [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets	0
Transfer out:
From available for sale (FV)	0
IFRSs 15 impact [member] | Financial assets designated at fair value [member] | Barclays Bank Group [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets	0
Transfer in:
To financial assets mandatory at fair value	0
IFRSs 15 impact [member] | Financial assets designated at fair value [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Transfer in:
To loans and advances at amortised cost	0
Transfer out:
From loans and advances at amortised cost	0
IFRSs 15 impact [member] | Financial assets mandatory at fair value [member] | Barclays Bank Group [member]
Transfer out:
From financial assets designated at fair value	0
IFRSs 15 impact [member] | Financial assets mandatory at fair value [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Transfer out:
From loans and advances at amortised cost	0
IFRSs 15 impact [member] | Trading portfolio assets [member] | Barclays Bank Group [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets	0
Transfer out:
From financial assets mandatory at fair value	0
From available for sale (FV)	0
IFRSs 15 impact [member] | Trading portfolio assets [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Transfer in:
To loans and advances at amortised cost	0
Transfer out:
From loans and advances at amortised cost	0
IFRSs 15 impact [member] | Financial assets at fair value through other comprehensive income [member] | Barclays Bank Group [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets	0
Transfer out:
From available for sale (FV)	0
IFRSs 15 impact [member] | Financial assets at fair value through other comprehensive income [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Transfer out:
From loans and advances at amortised cost	0
IFRS 9 classification and measurement [member] | Barclays Bank Group [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets	(15)
Liabilities
Amount of reclassifications or changes in presentation, liabilities	2
Equity
Amount of reclassifications or changes in presentation, equity	(17)
IFRS 9 classification and measurement [member] | Total equity excluding non-controlling interests [member] | Barclays Bank Group [member]
Equity
Amount of reclassifications or changes in presentation, equity	(17)
IFRS 9 classification and measurement [member] | Retained earnings [member] | Barclays Bank Group [member]
Equity
Amount of reclassifications or changes in presentation, equity	122
IFRS 9 classification and measurement [member] | Other reserves [member] | Barclays Bank Group [member]
Equity
Amount of reclassifications or changes in presentation, equity	(139)
IFRS 9 classification and measurement [member] | Repurchase agreements and other similar secured borrowing [member] | Barclays Bank Group [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	(25,285)
IFRS 9 classification and measurement [member] | Cash collateral and settlement balances [member] | Barclays Bank Group [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	(2,218)
IFRS 9 classification and measurement [member] | Financial liabilities designated at fair value [member] | Barclays Bank Group [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	46,365
IFRS 9 classification and measurement [member] | Cash collateral and settlement balances [member] | Barclays Bank Group [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets	(2,398)
IFRS 9 classification and measurement [member] | Other assets [member] | Barclays Bank Group [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets	28
IFRS 9 classification and measurement [member] | Disposal of assets [member] | Barclays Bank Group [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRS 9 classification and measurement [member] | Financial Investments [member] | Barclays Bank Group [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets	(1,135)
IFRS 9 classification and measurement [member] | Financial assets at fair value through the income statement [member] | Barclays Bank Group [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets	23,929
IFRS 9 classification and measurement [member] | Financial assets designated at fair value [member] | Barclays Bank Group [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRS 9 classification and measurement [member] | Trading portfolio assets [member] | Barclays Bank Group [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets	413
IFRS 9 classification and measurement [member] | Financial assets at fair value through other comprehensive income [member] | Barclays Bank Group [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets	934
Classification [member] | Retained earnings [member] | Barclays Bank Group [member]
Equity
Amount of reclassifications or changes in presentation, equity	122
Classification [member] | Other reserves [member] | Barclays Bank Group [member]
Equity
Amount of reclassifications or changes in presentation, equity	139
Classification [member] | Financial liabilities designated at fair value [member] | Barclays Bank Group [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	46,363
Classification [member] | Financial liabilities designated at fair value [member] | Repurchase agreements and other similar secured borrowing [member] | Barclays Bank Group [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	25,285
Classification [member] | Financial liabilities designated at fair value [member] | Cash collateral and settlement balances [member] | Barclays Bank Group [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	2,218
Classification [member] | Financial liabilities designated at fair value [member] | Financial liabilities at amortised cost [member] | Deposits at amortised cost [member] | Barclays Bank Group [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	18,860
Classification [member] | Reverse repurchase agreements [member] | Barclays Bank Group [member]
Transfer in:
To financial assets mandatory at fair value	11,949
Classification [member] | Cash collateral and settlement balances [member] | Barclays Bank Group [member]
Transfer in:
To financial assets mandatory at fair value	2,398
Classification [member] | Other assets [member] | Barclays Bank Group [member]
Transfer out:
From financial assets mandatory at fair value	(28)
Classification [member] | Financial Investments [member] | Barclays Bank Group [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets	(1,500)
Classification [member] | Available for sale investments [member] | Barclays Bank Group [member]
Transfer in:
To financial assets mandatory at fair value	838
Classification [member] | Available for sale investments [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Transfer in:
To loans and advances at amortised cost	653
Classification [member] | Financial investments (held to maturity) [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Transfer in:
To loans and advances at amortised cost	0
Classification [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets	(9,482)
Transfer in:
To financial assets designated at fair value	15
To financial assets mandatory at fair value	9,266
Transfer out:
From financial assets designated at fair value	(485)
From available for sale (FV)	(653)
From Held to maturity (AC)	0
Classification [member] | Financial assets at fair value through the income statement [member] | Barclays Bank Group [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets	23,943
Transfer out:
From available for sale (FV)	(838)
Classification [member] | Financial assets designated at fair value [member] | Barclays Bank Group [member]
Transfer in:
To financial assets mandatory at fair value	0
Classification [member] | Financial assets designated at fair value [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Transfer in:
To loans and advances at amortised cost	485
Transfer out:
From loans and advances at amortised cost	(15)
Classification [member] | Financial assets mandatory at fair value [member] | Barclays Bank Group [member]
Transfer out:
From financial assets designated at fair value	0
Classification [member] | Financial assets mandatory at fair value [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Transfer out:
From loans and advances at amortised cost	(9,266)
Classification [member] | Trading portfolio assets [member] | Barclays Bank Group [member]
Transfer out:
From financial assets mandatory at fair value	(9)
From available for sale (FV)	(9)
Classification [member] | Trading portfolio assets [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Transfer in:
To loans and advances at amortised cost	73
Transfer out:
From loans and advances at amortised cost	(478)
Classification [member] | Financial assets at fair value through other comprehensive income [member] | Barclays Bank Group [member]
Transfer out:
From available for sale (FV)	0
Classification [member] | Financial assets at fair value through other comprehensive income [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Transfer out:
From loans and advances at amortised cost	(934)
Measurement [member] | Retained earnings [member] | Barclays Bank Group [member]
Equity
Amount of reclassifications or changes in presentation, equity	0
Measurement [member] | Other reserves [member] | Barclays Bank Group [member]
Equity
Amount of reclassifications or changes in presentation, equity	0
Measurement [member] | Financial liabilities designated at fair value [member] | Barclays Bank Group [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	2
Measurement [member] | Financial liabilities designated at fair value [member] | Repurchase agreements and other similar secured borrowing [member] | Barclays Bank Group [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	2
Measurement [member] | Financial liabilities designated at fair value [member] | Cash collateral and settlement balances [member] | Barclays Bank Group [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Measurement [member] | Financial liabilities designated at fair value [member] | Financial liabilities at amortised cost [member] | Repurchase agreements and other similar secured borrowing [member] | Barclays Bank Group [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	(2)
Measurement [member] | Financial liabilities designated at fair value [member] | Financial liabilities at amortised cost [member] | Deposits at amortised cost [member] | Barclays Bank Group [member]
Liabilities
Amount of reclassifications or changes in presentation, liabilities	0
Measurement [member] | Reverse repurchase agreements [member] | Barclays Bank Group [member]
Transfer in:
To financial assets mandatory at fair value	0
Measurement [member] | Cash collateral and settlement balances [member] | Barclays Bank Group [member]
Transfer in:
To financial assets mandatory at fair value	0
Measurement [member] | Other assets [member] | Barclays Bank Group [member]
Transfer out:
From financial assets mandatory at fair value	0
Measurement [member] | Financial Investments [member] | Barclays Bank Group [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets	0
Measurement [member] | Available for sale investments [member] | Barclays Bank Group [member]
Transfer in:
To financial assets mandatory at fair value	0
Measurement [member] | Available for sale investments [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Transfer in:
To loans and advances at amortised cost	0
Measurement [member] | Financial investments (held to maturity) [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Transfer in:
To loans and advances at amortised cost	0
Measurement [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets	29
Transfer in:
To financial assets designated at fair value	0
To financial assets mandatory at fair value	(14)
Transfer out:
From financial assets designated at fair value	0
From available for sale (FV)	0
From Held to maturity (AC)	0
Measurement [member] | Financial assets at fair value through the income statement [member] | Barclays Bank Group [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets	(14)
Transfer out:
From available for sale (FV)	0
Measurement [member] | Financial assets designated at fair value [member] | Barclays Bank Group [member]
Transfer in:
To financial assets mandatory at fair value	0
Measurement [member] | Financial assets designated at fair value [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Transfer in:
To loans and advances at amortised cost	29
Transfer out:
From loans and advances at amortised cost	0
Measurement [member] | Financial assets mandatory at fair value [member] | Barclays Bank Group [member]
Transfer out:
From financial assets designated at fair value	0
Measurement [member] | Financial assets mandatory at fair value [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Transfer out:
From loans and advances at amortised cost	0
Measurement [member] | Trading portfolio assets [member] | Barclays Bank Group [member]
Transfer out:
From financial assets mandatory at fair value	0
From available for sale (FV)	0
Measurement [member] | Trading portfolio assets [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
IFRS 9 presentation changes [abstract]
Amount of reclassifications or changes in presentation, assets	(11)
Transfer in:
To loans and advances at amortised cost	0
Transfer out:
From loans and advances at amortised cost	0
Measurement [member] | Financial assets at fair value through other comprehensive income [member] | Barclays Bank Group [member]
Transfer out:
From available for sale (FV)	0
Measurement [member] | Financial assets at fair value through other comprehensive income [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Transfer out:
From loans and advances at amortised cost	£ 0